Schedule of Investments (unaudited) October 31, 2020	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

California — 81.1%

Corporate — 0.7%
California Municipal Finance Authority, RB, Series A, AMT, 4.00%, 07/15/29	$2,395	$2,365,949

County/City/Special District/School District — 22.6%
Beverly Hills Unified School District California, GO,
Series A, 3.00%, 08/01/41	2,000	2,137,880
California Statewide Communities Development Authority, SAB
Series A, 5.00%, 09/02/39	190	216,530
Series A, 5.00%, 09/02/44	110	123,499
Series A, 5.00%, 09/02/48	110	123,321
California Statewide Communities Development Authority, SAB, S/F Housing, Series C, 5.00%, 09/02/39	415	472,946
City & County of San Francisco California Refunding COP, Series A, 4.00%, 04/01/44	11,300	12,624,699
City of Los Angeles California, COP, (AMBAC), 6.20%, 11/01/31	1,900	1,908,189
City of Roseville California, ST, 4.00%, 09/01/50	240	248,602
City of San Jose California Hotel Tax Revenue, RB
6.50%, 05/01/36	1,520	1,562,590
6.50%, 05/01/42	1,860	1,909,216
Hayward Unified School District, GO, (AGM), 4.00%, 08/01/45	2,500	2,877,700
Los Angeles County Metropolitan Transportation Authority, Refunding RB, Series A, 5.00%, 07/01/42	2,000	2,439,640
Mount San Antonio Community College District, Refunding GO, Series A, 5.00%, 08/01/44	8,000	10,166,800
Orange County Community Facilities District, ST
4.00%, 08/15/40	180	194,324
4.00%, 08/15/50	165	175,440
Riverside County Public Financing Authority, RB, 5.25%, 11/01/45	5,000	5,879,800
San Francisco Bay Area Rapid Transit District, GO, Series A, 4.00%, 08/01/42	7,875	8,964,900
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, Series A, AMT, 5.00%, 01/01/40	270	319,459
Santa Clara County Financing Authority RB, Series A, 4.00%, 05/01/45	15,000	17,136,600
West Contra Costa Unified School District, GO, Series A, 5.50%, 08/01/39	2,500	2,807,325
West Valley-Mission Community College District, GO, Series A, 4.00%, 08/01/44	3,420	4,003,965

		76,293,425

Education — 5.9%
California Municipal Finance Authority, RB(a)
Series A, 5.00%, 10/01/39	150	157,632
Series A, 5.00%, 10/01/49	255	262,885
Series A, 5.00%, 10/01/57	505	517,277
California Municipal Finance Authority, Refunding RB
5.00%, 08/01/39	290	301,751
5.00%, 08/01/48	940	975,584
California Public Finance Authority, RB, Series A, 5.00%, 07/01/54(a)	195	189,637
California School Finance Authority, RB
6.65%, 07/01/33	595	646,485
6.90%, 07/01/43	1,330	1,438,315

Security	Par (000)		Value

Education (continued)
California School Finance Authority, RB (continued)
Series A, 6.00%, 07/01/33	$1,500		$1,664,805
Series A, 5.00%, 06/01/39(a)	740		794,057
Series A, 6.30%, 07/01/43	3,000		3,317,190
Series A, 5.00%, 06/01/58(a)	1,465		1,542,660
California State University, Refunding RB, Series A, 5.00%, 11/01/41	2,000		2,395,100
California Statewide Communities Development Authority, RB, 5.00%, 06/01/51(a)	165		165,304
Hastings Campus Housing Finance Authority, RB
Series A, 5.00%, 07/01/45	410		426,092
Series A, 5.00%, 07/01/61	2,465		2,501,383
University of California, Refunding RB, Series BE, 4.00%, 05/15/40	2,045		2,416,924

			19,713,081

Health — 6.1%
California Health Facilities Financing Authority, RB
Series A, 5.00%, 08/15/23(b)	2,005		2,191,866
Series A, 5.25%, 11/01/41	9,700		10,107,303
California Health Facilities Financing Authority, Refunding RB
Series A, 4.00%, 04/01/49	3,005		3,296,335
Series B, 5.00%, 11/15/46	4,000		4,664,880
California Municipal Finance Authority, Refunding RB(a)
Series A, 5.00%, 11/01/39	135		142,769
Series A, 5.00%, 11/01/49	150		154,825

			20,557,978

Housing — 1.6%
California Community Housing Agency, RB, M/F Housing, Series A, 5.00%, 04/01/49(a)	1,670		1,841,810
California Housing Finance, RB, M/F Housing, Series A,
4.25%, 01/15/35(c)	—	(d)	564
Santa Clara County Housing Authority, RB, M/F Housing, Series A, AMT, 6.00%, 08/01/41	3,500		3,512,005

			5,354,379

State — 12.1%
California Statewide Communities Development Authority, SAB, S/F Housing
5.00%, 09/02/40	205		229,711
4.00%, 09/02/50	165		167,850
5.00%, 09/02/50	165		181,287
State of California, Refunding GO
5.00%, 09/01/35	10,115		12,217,807
4.00%, 03/01/36	20,000		23,855,000
5.25%, 10/01/39	3,500		4,259,745

			40,911,400

Tobacco — 4.8%
California County Tobacco Securitization Agency, Refunding RB
4.00%, 06/01/49	165		181,724
5.00%, 06/01/50	250		276,468
Series A, 4.00%, 06/01/49	240		266,138
California County Tobacco Securitization Agency, Refunding RB, CAB(e)
0.00%, 06/01/55	1,660		350,111
Series B-2, Subordinate, 0.00%, 06/01/55	2,485		430,999

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tobacco (continued)
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 5.00%, 06/01/47	$325	$333,437
Series A-2, 5.00%, 06/01/47	11,495	11,793,410
Tobacco Securitization Authority of Southern California, Refunding RB, 5.00%, 06/01/48	2,190	2,554,394

		16,186,681

Transportation — 20.1%
City of Long Beach California Harbor Revenue, ARB, Series A, AMT, 5.00%, 05/15/40	4,915	5,763,673
City of Los Angeles Department of Airports, ARB
Series A, AMT, 5.25%, 05/15/38	1,735	2,093,572
Series B, AMT, 5.00%, 05/15/36	2,865	3,319,360
Series C, AMT, 5.00%, 05/15/39	1,130	1,389,267
Sub-Series A, AMT, 4.00%, 05/15/36	2,080	2,265,266
Series C, AMT, Subordinate, 5.00%, 05/15/44	5,955	6,900,714
City of Los Angeles Department of Airports, Refunding ARB, AMT, 5.00%, 05/15/43	2,175	2,592,513
City of Los Angeles Department of Airports, Refunding RB
Series A, 5.00%, 05/15/39	3,060	3,796,389
Series A, 5.00%, 05/15/40	2,250	2,785,388
County of Sacramento California Airport System Revenue, Refunding RB
Series A, 5.00%, 07/01/41	8,290	9,520,236
Series C, AMT, 5.00%, 07/01/37	3,000	3,539,790
Los Angeles County Metropolitan Transportation Authority, Refunding RB, Series A, 5.00%, 07/01/41	1,300	1,588,158
Norman Y Mineta San Jose International Airport SJC, Refunding RB
Series A-1, AMT, (AGM), 5.50%, 03/01/30	1,000	1,015,150
Series A-1, AMT, 5.75%, 03/01/34	2,000	2,031,160
Series A-1, AMT, (AGM), 5.75%, 03/01/34	1,000	1,015,500
Series A-1, AMT, 6.25%, 03/01/34	1,400	1,424,094
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.25%, 05/01/33	1,440	1,584,216
Series A, AMT, 5.00%, 05/01/42	5,050	5,871,079
Series A, AMT, 5.00%, 05/01/44	5,000	5,940,500
Series D, AMT, 5.25%, 05/01/48	2,250	2,656,260
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB, Series A, AMT, 5.00%, 05/01/27	500	531,055

		67,623,340

Utilities — 7.2%
City of Richmond California Wastewater Revenue, Refunding RB, Series A, 5.00%, 08/01/42	5,185	6,330,989
Eastern Municipal Water District, Refunding RB, Series A, 5.00%, 07/01/42	3,000	3,576,990
Los Angeles Department of Water & Power Power System Revenue, RB
Series A, 5.00%, 07/01/42	3,440	4,142,241
Series A, 5.00%, 07/01/45	100	124,310

Security	Par (000)	Value

Utilities (continued)
Los Angeles Department of Water, Refunding RB, Series B, 5.00%, 07/01/43	$5,175	$6,390,763
Sacramento Municipal Utility District, Refunding RB, Series H, 4.00%, 08/15/45	3,200	3,765,312

		24,330,605

Total Municipal Bonds in California		273,336,838

Puerto Rico — 5.6%

State — 4.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	1,689	1,770,646
Series A-1, Restructured, 5.00%, 07/01/58	6,675	7,099,130
Series A-2, Restructured, 4.33%, 07/01/40	1,696	1,745,744
Series A-2, Restructured, 4.78%, 07/01/58	1,727	1,813,160
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(e)	8,295	2,385,310

		14,813,990

Tobacco — 0.0%
Children’s Trust Fund, Refunding RB, 5.50%, 05/15/39	95	96,882

Utilities — 1.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB, Series A, Senior Lien, 5.00%, 07/01/33	2,185	2,217,797
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB, Series A, Senior Lien, 6.00%, 07/01/38	1,740	1,742,975

		3,960,772

Total Municipal Bonds in Puerto Rico		18,871,644

Total Municipal Bonds — 86.7% (Cost: $274,890,529)		292,208,482

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

California — 73.5%

County/City/Special District/School District — 19.8%
Los Angeles County Public Works Financing Authority, Refunding RB
Series A, 5.00%, 12/01/39	17,850	20,595,687
Series A, 5.00%, 12/01/44	14,095	16,147,087
Palomar Community College District, GO, Series C, 5.00%, 08/01/25(b)	15,140	17,729,849
Santa Monica Community College District, GO,
Series A, 5.00%, 08/01/43	10,000	12,368,000

		66,840,623

Education — 26.1%
California State University, Refunding RB
Series A, 5.00%, 11/01/41	9,775	11,706,053
Series A, 5.00%, 11/01/42(g)	13,430	16,260,103
Series A, 5.00%, 11/01/43	5,001	5,928,327
University of California, RB, Series AM, 5.25%, 05/15/44	11,950	13,670,919
University of California, Refunding RB
Series AZ, 5.00%, 05/15/43(g)	12,000	14,775,720
Series I, 5.00%, 05/15/40	21,875	25,477,149

		87,818,271

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health — 4.0%
California Health Facilities Financing Authority, RB, Series A, 5.00%, 11/15/25(b)	$11,000	$13,528,570

State — 7.5%
State of California, GO, 4.00%, 03/01/46(g)	10,000	11,580,500
State of California, Refunding GO, 5.00%, 08/01/37	10,975	13,758,037

		25,338,537

Transportation — 9.1%
City of Los Angeles Department of Airports, ARB, AMT, Series A, 5.00%, 05/15/45	10,045	11,215,539
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, AMT, Series E, 5.00%, 05/01/45(g)	16,250	19,261,612

		30,477,151

Utilities — 7.0%
Sacramento Municipal Utility District, Refunding RB, Series H, 4.00%, 08/15/45	20,000	23,533,200

Total Municipal Bonds in California		247,536,352

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 73.5% (Cost: $231,486,418)		247,536,352

Total Long-Term Investments — 160.2% (Cost: $506,376,947)		539,744,834

	Shares

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Liquidity Funds California Money Fund, Institutional Class, 0.01%(h)(i)	635,078	635,078

Total Short-Term Securities — 0.2% (Cost: $635,078)		635,078

Total Investments — 160.4% (Cost: $507,012,025)		540,379,912

Other Assets Less Liabilities — 2.1%		6,946,440

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (31.1)%		(104,729,204)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (31.4)%		(105,669,761)

Net Assets Applicable to Common Shares — 100.0%		$336,927,387

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Amount is less than 500.
(e)	Zero-coupon bond.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 1, 2025 to March 1, 2028, is $27,116,500.

(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds California Money Fund, Institutional Class	$3,424,210	$—	$(2,789,137	)(a)	$12	$(7)	$635,078	635,078	$91	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock MuniYield California Fund, Inc. (MYC)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$292,208,482	$—	$292,208,482
Municipal Bonds Transferred to Tender Option Bond Trusts	—	247,536,352	—	247,536,352
Short-Term Securities
Money Market Funds	635,078	—	—	635,078

	$635,078	$539,744,834	$—	$540,379,912

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(104,690,676)	$—	$(104,690,676)
VRDP Shares at Liquidation Value	—	(105,900,000)	—	(105,900,000)

	$—	$(210,590,676)	$—	$(210,590,676)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

GO	General Obligation Bonds

Portfolio Abbreviation (continued)

M/F	Multi-Family

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

ST	Special Tax

4